Intangible assets, net (Details Narrative) - Capitalized Software Development [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Amortization expense	$ 1,717,575	$ 1,199,713